20. Related Party Transactions: Schedule Of All Related Party Balances Payable For Services And Business Expense Reimbursements Rendered (Tables)	12 Months Ended
Jun. 30, 2023
Tables/Schedules
Schedule Of All Related Party Balances Payable For Services And Business Expense Reimbursements Rendered

All related party balances payable, for services and business expense reimbursements rendered as at June 30, 2023, 2022 and 2021, are non-interest bearing and payable on demand, and are comprised of the following:

	2023	2022	2021
	$	$	$
Payable to officers and directors	86,616	110,274	236,402
(Receivable) payable to Nova Minerals Ltd.	(10,287)	(10,287)	43,240
	76,329	99,987	279,642